Management Risks - Summary of Breakdown of Loans Operations and Lease Operations Portfolio Not Overdue and Not Impaired (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	R$ 493,367	R$ 490,366
Small and medium businesses [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	59,453	58,935
Foreign loans - Latin America [Member] | Foreign [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	136,144	126,530
Individuals [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	190,153	183,147
Individuals [Member] | Vehicles [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	14,083	15,434
Individuals [Member] | Credit Card [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	66,650	59,022
Individuals [Member] | Personal loan [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	25,193	25,813
Individuals [Member] | Payroll loans [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	44,419	44,636
Individuals [Member] | Mortgages [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	39,808	38,242
Lower risk [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	368,311	369,497
Lower risk [Member] | Small and medium businesses [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	43,536	40,534
Lower risk [Member] | Foreign loans - Latin America [Member] | Foreign [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	107,754	104,689
Lower risk [Member] | Individuals [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	127,124	122,112
Lower risk [Member] | Individuals [Member] | Vehicles [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	10,492	11,378
Lower risk [Member] | Individuals [Member] | Personal loan [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	6,332	6,414
Lower risk [Member] | Individuals [Member] | Payroll loans [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	26,189	26,624
Lower risk [Member] | Individuals [Member] | Mortgages [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	36,765	35,264
Satisfactory [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	76,685	69,787
Satisfactory [Member] | Small and medium businesses [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	9,202	10,084
Satisfactory [Member] | Foreign loans - Latin America [Member] | Foreign [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	21,224	15,346
Satisfactory [Member] | Individuals [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	43,157	38,910
Satisfactory [Member] | Individuals [Member] | Vehicles [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	2,689	2,911
Satisfactory [Member] | Individuals [Member] | Personal loan [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	7,303	6,298
Satisfactory [Member] | Individuals [Member] | Payroll loans [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	16,267	15,972
Satisfactory [Member] | Individuals [Member] | Mortgages [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	2,536	2,517
Higher Risk [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	18,354	20,765
Higher Risk [Member] | Small and medium businesses [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	3,820	4,671
Higher Risk [Member] | Foreign loans - Latin America [Member] | Foreign [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	4,501	4,725
Higher Risk [Member] | Individuals [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	10,030	11,362
Higher Risk [Member] | Individuals [Member] | Vehicles [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	426	554
Higher Risk [Member] | Individuals [Member] | Personal loan [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	7,500	8,264
Higher Risk [Member] | Individuals [Member] | Payroll loans [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	493	609
Higher Risk [Member] | Individuals [Member] | Mortgages [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	90	69
Loans not overdue and not impaired [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	439,528	440,604
Loans not overdue and not impaired [Member] | Individually evaluated [Member] | Large companies [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	92,302	106,695
Loans not overdue and not impaired [Member] | Collectively evaluated [Member] | Small and medium businesses [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	53,650	52,229
Loans not overdue and not impaired [Member] | Collectively evaluated [Member] | Foreign loans - Latin America [Member] | Foreign [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	126,926	119,453
Loans not overdue and not impaired [Member] | Collectively evaluated [Member] | Individuals [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	166,650	162,227
Loans not overdue and not impaired [Member] | Collectively evaluated [Member] | Individuals [Member] | Vehicles [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	11,659	12,836
Loans not overdue and not impaired [Member] | Collectively evaluated [Member] | Individuals [Member] | Credit Card [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	61,541	53,686
Loans not overdue and not impaired [Member] | Collectively evaluated [Member] | Individuals [Member] | Personal loan [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	18,159	17,719
Loans not overdue and not impaired [Member] | Collectively evaluated [Member] | Individuals [Member] | Payroll loans [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	41,950	42,436
Loans not overdue and not impaired [Member] | Collectively evaluated [Member] | Individuals [Member] | Mortgages [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	33,341	35,550
Loans not overdue and not impaired [Member] | Lower risk [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	357,710	363,954
Loans not overdue and not impaired [Member] | Lower risk [Member] | Individually evaluated [Member] | Large companies [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	89,372	101,612
Loans not overdue and not impaired [Member] | Lower risk [Member] | Collectively evaluated [Member] | Small and medium businesses [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	42,704	39,983
Loans not overdue and not impaired [Member] | Lower risk [Member] | Collectively evaluated [Member] | Foreign loans - Latin America [Member] | Foreign [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	104,513	102,138
Loans not overdue and not impaired [Member] | Lower risk [Member] | Collectively evaluated [Member] | Individuals [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	121,121	120,221
Loans not overdue and not impaired [Member] | Lower risk [Member] | Collectively evaluated [Member] | Individuals [Member] | Vehicles [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	9,763	10,821
Loans not overdue and not impaired [Member] | Lower risk [Member] | Collectively evaluated [Member] | Individuals [Member] | Credit Card [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	47,005	42,158
Loans not overdue and not impaired [Member] | Lower risk [Member] | Collectively evaluated [Member] | Individuals [Member] | Personal loan [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	6,174	6,317
Loans not overdue and not impaired [Member] | Lower risk [Member] | Collectively evaluated [Member] | Individuals [Member] | Payroll loans [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	25,771	26,383
Loans not overdue and not impaired [Member] | Lower risk [Member] | Collectively evaluated [Member] | Individuals [Member] | Mortgages [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	32,408	34,542
Loans not overdue and not impaired [Member] | Satisfactory [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	69,671	62,883
Loans not overdue and not impaired [Member] | Satisfactory [Member] | Individually evaluated [Member] | Large companies [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	2,927	5,076
Loans not overdue and not impaired [Member] | Satisfactory [Member] | Collectively evaluated [Member] | Small and medium businesses [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	8,262	9,011
Loans not overdue and not impaired [Member] | Satisfactory [Member] | Collectively evaluated [Member] | Foreign loans - Latin America [Member] | Foreign [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	19,563	13,945
Loans not overdue and not impaired [Member] | Satisfactory [Member] | Collectively evaluated [Member] | Individuals [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	38,919	34,851
Loans not overdue and not impaired [Member] | Satisfactory [Member] | Collectively evaluated [Member] | Individuals [Member] | Vehicles [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	1,848	1,947
Loans not overdue and not impaired [Member] | Satisfactory [Member] | Collectively evaluated [Member] | Individuals [Member] | Credit Card [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	13,599	10,445
Loans not overdue and not impaired [Member] | Satisfactory [Member] | Collectively evaluated [Member] | Individuals [Member] | Personal loan [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	6,746	5,864
Loans not overdue and not impaired [Member] | Satisfactory [Member] | Collectively evaluated [Member] | Individuals [Member] | Payroll loans [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	15,817	15,606
Loans not overdue and not impaired [Member] | Satisfactory [Member] | Collectively evaluated [Member] | Individuals [Member] | Mortgages [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	909	989
Loans not overdue and not impaired [Member] | Higher Risk [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	12,147	13,767
Loans not overdue and not impaired [Member] | Higher Risk [Member] | Individually evaluated [Member] | Large companies [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	3	7
Loans not overdue and not impaired [Member] | Higher Risk [Member] | Collectively evaluated [Member] | Small and medium businesses [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	2,684	3,235
Loans not overdue and not impaired [Member] | Higher Risk [Member] | Collectively evaluated [Member] | Foreign loans - Latin America [Member] | Foreign [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	2,850	3,370
Loans not overdue and not impaired [Member] | Higher Risk [Member] | Collectively evaluated [Member] | Individuals [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	6,610	7,155
Loans not overdue and not impaired [Member] | Higher Risk [Member] | Collectively evaluated [Member] | Individuals [Member] | Vehicles [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	48	68
Loans not overdue and not impaired [Member] | Higher Risk [Member] | Collectively evaluated [Member] | Individuals [Member] | Credit Card [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	937	1,083
Loans not overdue and not impaired [Member] | Higher Risk [Member] | Collectively evaluated [Member] | Individuals [Member] | Personal loan [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	5,239	5,538
Loans not overdue and not impaired [Member] | Higher Risk [Member] | Collectively evaluated [Member] | Individuals [Member] | Payroll loans [Member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	362	447
Loans not overdue and not impaired [Member] | Higher Risk [Member] | Collectively evaluated [Member] | Individuals [Member] | Mortgages [member]
Credit Quality Of Neither Past Due Nor Impaired Financial Assets [Line Items]
Loan operations and lease operations portfolio	R$ 24	R$ 19